RELATED PARTY TRANSACTIONS - Financial Conglomerate Operations (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Assets
Investments		$ 2,367,757	[1]	$ 2,149,579	[2]
Other assets		4,237,249		3,197,045
Total assets		236,088,113		220,076,482
Liabilities
Deposits		157,205,312		142,128,471
Other Liabilities		6,755,645		6,768,253
Total liabilities		207,282,494		193,421,257
Income
Interest and other operating income		17,380,684		16,116,500		$ 16,696,393	[3]
Net income		3,214,567		2,786,435		2,754,173
Expenses
Interests and other operating expenses		6,179,794		5,670,216		6,232,986	[3]
Fees		1,553,239		1,213,056		1,075,115	[3]
Others		235,525		267,507		249,023
Financial conglomerate operations [Member]
Assets
Investments	[4]	14,369		440,294		376,171
Loans and advances to customers and financial entities, net		741,539		455,675		191,278
Other assets		6,538		2		8
Total assets		762,446		895,971		567,457
Liabilities
Deposits		1,238,376		1,347,005		1,015,523
Other Liabilities		1,379		5,818		1,882
Total liabilities		1,239,755		1,352,823		1,017,405
Income
Interest and other operating income		732,089		602,831		488,190
Dividends		33		14,909		15,021
Net income		732,122		617,740		503,211
Expenses
Interests and other operating expenses		60,918		54,758		32,568
Fees		540		2		4
Others		35,636		3,025		4,788
Total expenses		$ 97,094		$ 57,785		$ 37,360

[1]	As of December 31, 2019, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[2]	As of December 31, 2018, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[3]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[4]	The variation compared to 2018 is mainly due to the sale of the investment in Sura Asset Management during 2019.